Marketable Securities – InterCure Ltd	12 Months Ended
Dec. 31, 2024
Marketable Securities – InterCure Ltd [Abstract]
MARKETABLE SECURITIES – InterCure Ltd
NOTE 7:	MARKETABLE SECURITIES – InterCure Ltd

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The entire investment in marketable securities is classified as a financial asset at fair value through profit or loss. As of December 31, 2024 and 2023 the Company holds approximately 473,998 (1.04%) of InterCure Ltd’s shares (the shares are traded at the Tel-Aviv Stock Exchange - “TASE” and at the Nasdaq Capital Market - “Nasdaq”).

c.	Changes in marketable securities for the years ended December 31, 2024, 2023 and 2022, were as follows:

	December 31,
	2024	2023	2022
	U.S. dollars in thousands

Fair value opening balance	605	1,627	3,158
Changes in fair value during the year	167	(1,022)	(1,531)

Fair value closing balance	772	605	1,627

During January 2025 through March 2025 (after the balance sheet date), the Company sold 241,983 shares of InterCure Ltd in aggregate consideration of approximately $404 thousand. See also Note 24.